Note 23 - Liabilities under reinsurance and insurance contracts - Cash flows of Liabilities under Reinsurance and reinsurance contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 9,223	€ 9,139	€ 9,407
Percentage of insurance revenues from Spain and Mexico	85%
Up to 1 Year [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 1,560	1,705	1,652
1 to 3 Years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,119	1,214	1,397
3 to 5 Years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	1,502	1,482	1,495
Over 5 Years [Member]
Cash flows of Liabilities under Reinsurance and reinsurance contracts Line Items
LIABILITIES UNDER INSURANCE CONTRACTS	€ 5,042	€ 4,738	€ 4,863